UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (646) 360-0204

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 through June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

GREENWICH IVY LONG-SHORT FUND (GIVYX )

Company Name	Ticker	Provider Security ID	Meeting Type	Meeting Date	Record Date	Proposal Type	Proposal Number	Proposal	Proposal Vote	With/Against Management

Twitter, Inc.	TWTR	90184L102	Special Meeting	9/13/2022	7/22/2022	Management	1

To adopt the Agreement and Plan of Merger (as it may be amended from time to time, the "Merger Agreement") dated as of April 25, 2022, by and among X Holdings I, Inc., X Holdings II, Inc., Twitter, Inc., and, solely for the purposes of certain provisions of the Merger Agreement, Elon R. Musk.

									For	With
						Management	2	To approve, on a non-binding, advisory basis, the compensation that will or may become payable by Twitter to its named executive officers in connection with the merger.	For	With
						Management	3

To approve any proposal to adjourn the Special Meeting, from time to time, to a later date or dates, if necessary or appropriate, to solicit additional proxies if there are insufficient votes to adopt the Merger Agreement at the time of the Special Meeting.

									For	With

SPDR S&P Biotech ETF	XBI	78464A870	Special Meeting	9/15/2022	7/20/2022	Management	1

Vote Board of Directors: Election of Director: Clare S. Richer; Election of Director: Sandra G. Sponem; Election of Director: Kristi L. Rowsell; Election of Director: Gunjan Chauhan; Election of Director: Carolyn M. Clancy

									For All	With

SPDR S&P Biotech ETF	XBI	78464A870	Special Meeting	9/15/2022	7/20/2022	Management	1

Vote Board of Directors: Election of Director: Clare S. Richer; Election of Director: Sandra G. Sponem; Election of Director: Kristi L. Rowsell; Election of Director: Gunjan Chauhan; Election of Director: Carolyn M. Clancy

									For All	With

NetApp, Inc.	NTAP	64110D104	Annual Meeting	9/9/2022	7/13/2022	Management	1A	Election of Director: T. Michael Nevens	For	With
						Management	1B	Election of Director: Deepak Ahuja	For	With
						Management	1C	Election of Director: Gerald Held	For	With
						Management	1D	Election of Director: Kathryn M. Hill	For	With
						Management	1E	Election of Director: Deborah L. Kerr	For	With
						Management	1F	Election of Director: George Kurian	For	With
						Management	1G	Election of Director: Carrie Palin	For	With
						Management	1H	Election of Director: Scott F. Schenkel	For	With
						Management	1I	Election of Director: George T. Shaheen	For	With
						Management	2	To hold an advisory vote to approve Named Executive Officer compensation.	For	With
						Management	3	To ratify the appointment of Deloitte & Touche LLP as NetApp's independent registered public accounting firm for the fiscal year ending April 28, 2023.	For	With
						Stockholder	4	To approve a stockholder proposal regarding Special Shareholder Meeting Improvement.	Against	With

FedEx Corp.	FDX	31428X106	Annual Meeting	9/19/2022	7/25/2022	Management	1A	Election of Director: MARVIN R. ELLISON	For	With
						Management	1B	Election of Director: STEPHEN E. GORMAN	For	With
						Management	1C	Election of Director: SUSAN PATRICIA GRIFFITH	For	With
						Management	1D	Election of Director: KIMBERLY A. JABAL	For	With
						Management	1E	Election of Director: AMY B. LANE	For	With
						Management	1F	Election of Director: R. BRAD MARTIN	For	With
						Management	1G	Election of Director: NANCY A. NORTON	For	With
						Management	1H	Election of Director: FREDERICK P. PERPALL	For	With
						Management	1I	Election of Director: JOSHUA COOPER RAMO	For	With
						Management	1J	Election of Director: SUSAN C. SCHWAB	For	With
						Management	1K	Election of Director: FREDERICK W. SMITH	For	With
						Management	1L	Election of Director: DAVID P. STEINER	For	With
						Management	1M	Election of Director: RAJESH SUBRAMANIAM	For	With
						Management	1N	Election of Director: RAJESH SUBRAMANIAM	For	With
						Management	1O	Election of Director: PAUL S. WALSH	For	With
						Management	2	Advisory vote to approve named executive officer compensation.	For	With
						Management	3	Ratify the appointment of Ernst & Young LLP as FedEx's independent registered public accounting firm for fiscal year 2023.	For	With
						Management	4	Approval of amendment to the FedEx Corporation 2019 Omnibus Stock Incentive Plan to increase the number of authorized shares.	For	With
						Stockholder	5	Stockholder proposal regarding independent board chairman.	Against	With
						Stockholder	6	Stockholder proposal regarding report on alignment between company values and electioneering contributions.	Against	With
						Stockholder	7	Stockholder proposal regarding lobbying activity and expenditure report.	Against	With
						Stockholder	8	Stockholder proposal regarding assessing inclusion in the workplace.	Against	With
						Stockholder	9	Stockholder proposal regarding report on climate lobbying.	Against	With

Apollo Global Management, Inc.	APO	03769M106	Annual Meeting	10/7/2022	8/12/2022	Management	1

Election of Director: Marc Beilinson
Election of Director: James Belardi
Election of Director: Jessica Bibliowicz
Election of Director: Walter (Jay) Clayton
Election of Director: Michael Ducey
Election of Director: Richard Emerson
Election of Director: Kerry Murphy Healey
Election of Director: Mitra Hormozi
Election of Director: Pamela Joyner
Election of Director: Scott Kleinman
Election of Director: A.B. Krongard
Election of Director: Pauline Richards
Election of Director: Marc Rowan
Election of Director: David Simon
Election of Director: Lynn Swann
Election of Director: James Zelter

									For All	With
						Management	2	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2022.	For	With

Western Digital Corp.	WDC	958102105	Annual Meeting	11/16/2022	9/19/2022	Management	1A	Election of Director: Kimberly E. Alexy	For	With
						Management	1B	Election of Director: Thomas Caulfield	For	With
						Management	1C	Election of Director: Martin I. Cole	For	With
						Management	1D	Election of Director: Tunç Doluca	For	With
						Management	1E	Election of Director: David V. Goeckeler	For	With
						Management	1F	Election of Director: Matthew E. Massengill	For	With
						Management	1G	Election of Director: Stephanie A. Streeter	For	With
						Management	1H	Election of Director: Miyuki Suzuki	For	With
						Management	2	Approval on an advisory basis of the named executive officer compensation disclosed in the Proxy Statement.	For	With
						Management	3	Approval of an amendment and restatement of our 2021 Long-Term Incentive Plan to increase by 2.75 million the number of shares of our common stock available for issuance under that plan.	For	With
						Management	4	Approval of an amendment and restatement of our 2005 Employee Stock Purchase Plan to increase by 6 million the number of shares of our common stock available for issuance under that plan.	For	With
						Management	5	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for fiscal 2023.	For	With

Brinker Intl, Inc.	EAT	109641100	Annual Meeting	11/17/2022	9/19/2022	Management	1.1	Election of Director: Joseph M. DePinto	For	With
						Management	1.2	Election of Director: Frances L. Allen	For	With
						Management	1.3	Election of Director: Cynthia L. Davis	For	With
						Management	1.4	Election of Director: Harriet Edelman	For	With
						Management	1.5	Election of Director: William T. Giles	For	With
						Management	1.6	Election of Director: Kevin D. Hochman	For	With
						Management	1.7	Election of Director: Ramona T. Hood	For	With
						Management	1.8	Election of Director: James C. Katzman	For	With
						Management	1.9	Election of Director: Prashant N. Ranade	For	With
						Management	2	Ratification of the appointment of KPMG LLP as our Independent Registered Public Accounting Firm for the fiscal year 2023.	For	With
						Management	3	Advisory Vote to Approve Executive Compensation.	For	With
						Management	4	Amendment to the Company's 1999 Stock Option and Incentive Plan for Non-Employee Directors and Consultants.	For	With
						Stockholder	5	Shareholder Proposal Requesting a Report on Measures the Company is Taking to End the Use of Medically Important Antibiotics in the Company's Beef and Pork Supply.	Against	With

Matrix Service Co.	MRTX	576853105	Annual Meeting	12/5/2022	10/13/2022	Management	1A	Election of Director: Jose L. Bustamante	For	With
						Management	1B	Election of Director: Martha Z. Carnes	For	With
						Management	1C	Election of Director: John D. Chandler	For	With
						Management	1D	Election of Director: Carlin G. Conner	For	With
						Management	1E	Election of Director: John R. Hewitt	For	With
						Management	1F	Election of Director: Liane K. Hinrichs	For	With
						Management	1G	Election of Director: James H. Miller	For	With
						Management	1H	Election of Director: Jim W. Mogg	For	With
						Management	2	To ratify the engagement of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal 2023.	For	With
						Management	3	Advisory vote on named executive officer compensation.	For	With
						Management	4

To consider and vote upon a proposal to amend the Company's 2020 Stock and Incentive Compensation Plan to increase the number of shares of Common Stock of the Company authorized for issuance thereunder from 1,725,000 to 2,350,000.

									For	With
						Management	5	Approval to amend and restate the Company's Certificate of Incorporation to provide for exculpation of officers.	For	With

Madison Square Garden Entertainment Corp.	MSGE	55826T102	Annual Meeting	12/6/2022	10/17/2022	Management	1

Vote Board of Directors: Election of Director: Martin Bandier; Election of Director: Joseph J. Lhota; Election of Director: Joel M. Litvin; Election of Director: Frederic V. Salerno; Election of Director: John L. Sykes

									For All	With
						Management	2	Ratification of the appointment of our independent registered public accounting firm.	For	With
						Management	3	Approval of the Company's 2020 Employee Stock Plan, as amended.	For	With
						Management	4	Approval of the Company's 2020 Stock Plan for Non-Employee Directors, as amended.	For	With
						Management	5	Approval of, on an advisory basis, the compensation of our named executive officers.	For	With

Microsoft Corp.	MSFT	594918104	Annual Meeting	12/13/2022	10/12/2022	Management	1A	Election of Director: Reid G. Hoffman	For	With
						Management	1B	Election of Director: Hugh F. Johnston	For	With
						Management	1C	Election of Director: Teri L. List	For	With
						Management	1D	Election of Director: Satya Nadella	For	With
						Management	1E	Election of Director: Sandra E. Peterson	For	With
						Management	1F	Election of Director: Penny S. Pritzker	For	With
						Management	1G	Election of Director: Carlos A. Rodriguez	For	With
						Management	1H	Election of Director: Charles W. Scharf	For	With
						Management	1I	Election of Director: John W. Stanton	For	With
						Management	1J	Election of Director: John W. Thompson	For	With
						Management	1K	Election of Director: Emma N. Walmsley	For	With
						Management	1L	Election of Director: Padmasree Warrior	For	With
						Management	2	Advisory vote to approve named executive officer compensation	For	With
						Management	3	Ratification of the Selection of Deloitte & Touche LLP as our Independent Auditor for Fiscal Year 2023	For	With
						Stockholder	4	Shareholder Proposal - Cost/Benefit Analysis of Diversity and Inclusion	Against	With
						Stockholder	5	Shareholder Proposal - Report on Hiring of Persons with Arrest or Incarceration Records	Against	With
						Stockholder	6	Shareholder Proposal - Report on Investment of Retirement Funds in Companies Contributing to Climate Change	Against	With
						Stockholder	7	Shareholder Proposal - Report on Government Use of Microsoft Technology	Against	With
						Stockholder	8	Shareholder Proposal - Report on Development of Products for Military	Against	With
						Stockholder	9	Shareholder Proposal - Report on Tax Transparency	Against	With

Store Capital Corp.	STOR	862121100	Special Meeting	12/9/2022	10/24/2022	Management	1

To approve the merger of STORE Capital Corporation with and into Ivory REIT, LLC (the "merger"), with Ivory REIT, LLC surviving the merger, as contemplated by the Agreement and Plan of Merger, dated as of September 15, 2022, as may be amended from time to time (the "merger agreement"), among STORE Capital Corporation, Ivory REIT, LLC and Ivory Parent, LLC (the "merger proposal").

									For	With
						Management	2	To approve, on a non-binding, advisory basis, the compensation that may be paid or become payable to our named executive officers that is based on or otherwise relates to the merger.	For	With
						Management	3	To approve any adjournment of the special meeting for the purpose of soliciting additional proxies if there are not sufficient votes at the special meeting to approve the merger proposal.	For	With

Micron Technology, Inc.	MU	595112103	Annual Meeting	1/12/2023	11/14/2022	Management	1A	ELECTION OF DIRECTOR: Richard M. Beyer	For	With
						Management	1B	ELECTION OF DIRECTOR: Lynn A. Dugle	For	With
						Management	1C	ELECTION OF DIRECTOR: Steven J. Gomo	For	With
						Management	1D	ELECTION OF DIRECTOR: Linnie M. Haynesworth	For	With
						Management	1E	ELECTION OF DIRECTOR: Linnie M. Haynesworth	For	With
						Management	1F	ELECTION OF DIRECTOR: Sanjay Mehrotra	For	With
						Management	1G	ELECTION OF DIRECTOR: Sanjay Mehrotra	For	With
						Management	1H	ELECTION OF DIRECTOR: MaryAnn Wright	For	With
						Management	2	PROPOSAL BY THE COMPANY TO APPROVE A NON-BINDING RESOLUTION TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PROXY STATEMENT.	For	With
						Management	3	PROPOSAL BY THE COMPANY TO APPROVE OUR AMENDED AND RESTATED 2007 EQUITY INCENTIVE PLAN TO INCREASE THE SHARES RESERVED FOR ISSUANCE THERUNDER BY 50 MILLION AS DESCRIBED IN THE PROXY STATEMENT.	For	With
						Management	4	PROPOSAL BY THE COMPANY TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING AUGUST 31, 2023.	For	With

Atlas Corp.	ATCO	Y0436Q109	Annual Meeting	2/24/2023	1/9/2023	Management	1

To adopt and approve the Agreement and Plan of Merger, dated October 31, 2022 (the "Merger Agreement"), as it may be amended from time to time, by and among Atlas Corp. (the "Company"), Poseidon Acquisition Corp. ("Poseidon") and Poseidon Merger Sub, Inc. ("Merger Sub"), and the transactions contemplated by the Merger Agreement, including the merger of Merger Sub with and into the Company, with the Company surviving as a Marshall Islands corporation and a wholly owned subsidiary of Poseidon.

									For	With
						Management	2A	Election of Director: Bing Chen	For	With
						Management	2B	Election of Director: David Sokol	For	With
						Management	2C	Election of Director: Lawrence Simkins	For	With
						Management	2D	Election of Director: John C. Hsu	For	With
						Management	2E	Election of Director: Nicholas Pitts-Tucker	For	With
						Management	2F	Election of Director: Lawrence Chin	For	With
						Management	2G	Election of Director: Stephen Wallace	For	With
						Management	2H	Election of Director: Katie Wade	For	With
						Management	3	Ratification of the appointment of KPMG LLP, Chartered Professional Accountants, as the Company's independent auditors for the fiscal year ending December 31, 2022.	For	With
						Management	4

To approve the adjournment of the Annual Meeting from time to time at the discretion of the Special Committee (the "Special Committee") of the Board of Directors (the "Board") of the Company or the Board (acting solely in accordance with the recommendation of the Special Committee), if necessary or appropriate, including to solicit additional proxies if there are not sufficient votes to approve the proposal specified in Item 1 at the time of the Annual Meeting.

									For	With

The Boeing Co.	BA	097023105	Annual Meeting	4/18/2023	2/17/2023	Management	1A	Election of Director: Robert A. Bradway	For	With
						Management	1B	Election of Director: David L. Calhoun	For	With
						Management	1C	Election of Director: Lynne M. Doughtie	For	With
						Management	1D	Election of Director: David L. Gitlin	For	With
						Management	1E	Election of Director: Lynn J. Good	For	With
						Management	1F	Election of Director: Stayce D. Harris	For	With
						Management	1G	Election of Director: Akhil Johri	For	With
						Management	1H	Election of Director: David L. Joyce	For	With
						Management	1I	Election of Director: Lawrence W. Kellner	For	With
						Management	1J	Election of Director: Steven M. Mollenkopf	For	With
						Management	1K	Election of Director: John M. Richardson	For	With
						Management	1L	Election of Director: Sabrina Soussan	For	With
						Management	1M	Election of Director: Ronald A. Williams	For	With
						Management	2	Approve, on an Advisory Basis, Named Executive Officer Compensation.	For	With
						Management	3	Approve, on an Advisory Basis, the Frequency of Future Advisory Votes on Named Executive Officer Compensation.	1 Year	With
						Management	4	Approve The Boeing Company 2023 Incentive Stock Plan.	For	With
						Management	5	Ratify the Appointment of Deloitte & Touche LLP as Independent Auditor for 2023.	For	With
						Stockholder	6	China Report.	Against	With
						Stockholder	7	Report on Lobbying Activities.	Against	With
						Stockholder	8	Report on Climate Lobbying.	Against	With
						Stockholder	9	Pay Equity Disclosure.	Against	With

Stellantis N.V.	STLA	N82405106	Annual Meeting	4/13/2023	2/22/2023	Management	2C	Annual Report 2022: Remuneration Report 2022 excluding pre-merger legacy matters (advisory voting).	For	With
						Management	2D	Annual Report 2022: Remuneration Report 2022 on the pre-merger legacy matters (advisory voting).	For	With
						Management	2E	Annual Report 2022: Adoption of the Annual Accounts 2022.	For	With
						Management	2F	Annual Report 2022: Approval of 2022 dividend.	For	With
						Management	2G	Annual Report 2022: Granting of discharge to the directors in respect of the performance of their duties during the financial year 2022.	For	With
						Management	3	Appointment of Non-Executive Director: Proposal to appoint Mr. Benoît Ribadeau-Dumas as Non-Executive Director.	For	With
						Management	4A	Appointment of the Independent Auditor(s): Proposal to appoint Ernst & Young Accountants LLP as the Company's independent auditor for the financial year 2023.	For	With
						Management	4B	Appointment of the Independent Auditor(s): Proposal to appoint Deloitte Accountants B.V. as the Company's independent auditor for the financial year 2024.	For	With
						Management	5	Amendment to Remuneration Policy: Proposal to amend paragraph 6 of the Remuneration Policy for the Board of Directors.	For	With
						Management	6A

Delegation to the Board of Directors of the authority to issue shares in the capital of the Company and to limit or to exclude pre-emptive rights: Proposal to designate the Board of Directors as the corporate body authorized to issue common shares and to grant rights to subscribe for common shares as provided for in article 7 of the Company's articles of association.

									For	With
						Management	6B

Delegation to the Board of Directors of the authority to issue shares in the capital of the Company and to limit or to exclude pre-emptive rights: Proposal to designate the Board of Directors as the corporate body authorized to limit or to exclude preemption rights for common shares as provided for in article 8 of the Company's articles of association.

									For	With
						Management	7

Delegation to the Board of Directors of the authority to acquire common shares in the Company's capital: Proposal to authorize the Board of Directors to acquire fully paid-up common shares in the Company's own share capital in accordance with article 9 of the Company's articles of association.

									For	With
						Management	8	Cancellation of shares in the capital of the Company: Proposal to cancel common shares held by the Company in its own share capital as specified in article 10 of the Company's articles of association.	For	With

Stellantis N.V.	STLA	N82405106	Annual Meeting	4/13/2023	2/22/2023	Management	2C	Annual Report 2022: Remuneration Report 2022 excluding pre-merger legacy matters (advisory voting).	For	With
						Management	2D	Annual Report 2022: Remuneration Report 2022 on the pre-merger legacy matters (advisory voting).	For	With
						Management	2E	Annual Report 2022: Adoption of the Annual Accounts 2022.	For	With
						Management	2F	Annual Report 2022: Approval of 2022 dividend.	For	With
						Management	2G	Annual Report 2022: Granting of discharge to the directors in respect of the performance of their duties during the financial year 2022.	For	With
						Management	3	Appointment of Non-Executive Director: Proposal to appoint Mr. Benoît Ribadeau-Dumas as Non-Executive Director.	For	With
						Management	4A	Appointment of the Independent Auditor(s): Proposal to appoint Ernst & Young Accountants LLP as the Company's independent auditor for the financial year 2023.	For	With
						Management	4B	Appointment of the Independent Auditor(s): Proposal to appoint Deloitte Accountants B.V. as the Company's independent auditor for the financial year 2024.	For	With
						Management	5	Amendment to Remuneration Policy: Proposal to amend paragraph 6 of the Remuneration Policy for the Board of Directors.	For	With
						Management	6A

Delegation to the Board of Directors of the authority to issue shares in the capital of the Company and to limit or to exclude pre-emptive rights: Proposal to designate the Board of Directors as the corporate body authorized to issue common shares and to grant rights to subscribe for common shares as provided for in article 7 of the Company's articles of association.

									For	With
						Management	6B

Delegation to the Board of Directors of the authority to issue shares in the capital of the Company and to limit or to exclude pre-emptive rights: Proposal to designate the Board of Directors as the corporate body authorized to limit or to exclude preemption rights for common shares as provided for in article 8 of the Company's articles of association.

									For	With
						Management	7

Delegation to the Board of Directors of the authority to acquire common shares in the Company's capital: Proposal to authorize the Board of Directors to acquire fully paid-up common shares in the Company's own share capital in accordance with article 9 of the Company's articles of association.

									For	With
						Management	8	Cancellation of shares in the capital of the Company: Proposal to cancel common shares held by the Company in its own share capital as specified in article 10 of the Company's articles of association.	For	With

KKR Real Estate Finance Trust, Inc.	KREF	48251K100	Annual Meeting	4/21/2023	3/1/2023	Management	1

Vote Board of Directors:                                                        Election of Director: Terrance R. Ahern
Election of Director: Irene M. Esteves
Election of Director: Jonathan A. Langer
Election of Director: Christen E.J. Lee
Election of Director: Paula Madoff
Election of Director: Deborah H. McAneny
Election of Director: Ralph F. Rosenberg
Election of Director: Matthew A. Salem

									For All	With
						Management	2	Ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2023.	For	With
						Management	3	Advisory vote to approve the compensation of the Company's named executive officers.	For	With

Williams Cos., Inc.	WMB	969457100	Annual Meeting	4/25/2023	2/24/2023	Management	1A	Election of Director for a one-year term: Alan S. Armstrong	For	With
						Management	1B	Election of Director for a one-year term: Stephen W. Bergstrom	For	With
						Management	1C	Election of Director for a one-year term: Michael A. Creel	For	With
						Management	1D	Election of Director for a one-year term: Stacey H. Doré	For	With
						Management	1E	Election of Director for a one-year term: Carri A. Lockhart	For	With
						Management	1F	Election of Director for a one-year term: Richard E. Muncrief	For	With
						Management	1G	Election of Director for a one-year term: Peter A. Ragauss	For	With
						Management	1H	Election of Director for a one-year term: Rose M. Robeson	For	With
						Management	1I	Election of Director for a one-year term: Scott D. Sheffield	For	With
						Management	1J	Election of Director for a one-year term: Murray D. Smith	For	With
						Management	1K	Election of Director for a one-year term: William H. Spence	For	With
						Management	1L	Election of Director for a one-year term: Jesse J. Tyson	For	With
						Management	2	Ratify the selection of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	With
						Management	3	Approve, on an advisory basis, the compensation of our named executive officers.	For	With
						Management	4	Approve, on an advisory basis, the compensation of our named executive officers.	1 year	with

Precision BioSciences, Inc.	DTIL	74019P108	Annual Meeting	5/4/2023	3/9/2023	Management	1	Vote Board of Directors: Election of Director: Michael Amoroso; Election of Director: Geno Germano	For All	With
						Management	2	Ratification of the appointment of Deloitte & Touche LLP as Precision's independent registered public accounting firm for 2023.	For	With

AT&T, Inc.	T	00206R102	Annual Meeting	5/18/2023	3/20/2023	Management	1A	Election of Director: Scott T. Ford	For	With
						Management	1B	Election of Director: Glenn H. Hutchins	For	With
						Management	1C	Election of Director: William E. Kennard	For	With
						Management	1D	Election of Director: Stephen J. Luczo	For	With
						Management	1E	Election of Director: Michael B. McCallister	For	With
						Management	1F	Election of Director: Beth E. Mooney	For	With
						Management	1G	Election of Director: Matthew K. Rose	For	With
						Management	1H	Election of Director: John T. Stankey	For	With
						Management	1I	Election of Director: Cynthia B. Taylor	For	With
						Management	1J	Election of Director: Luis A. Ubiñas	For	With
						Management	2	Ratification of the appointment of independent auditors.	For	With
						Management	3	Advisory approval of executive compensation.	For	With
						Management	4	Advisory approval of frequency of vote on executive compensation.	1 Year	With
						Stockholder	5	Independent board chairman.	Against	With
						Stockholder	6	Racial equity audit.	Against	With

Biohaven Ltd.	BHVN	G1110E107	Annual Meeting	5/2/2023	3/6/2023	Management	1A	Election of Director for a term expiring at the 2026 Annual Meeting of shareholders: Michael T. Heffernan	For	With
						Management	1B	Election of Director for a term expiring at the 2026 Annual Meeting of shareholders: Irina A. Antonijevic, M.D., Ph.D.	For	With
						Management	1C	Election of Director for a term expiring at the 2026 Annual Meeting of shareholders: Robert J. Hugin	For	With
						Management	2	Ratification of appointment of Ernst & Young LLP as independent auditors for fiscal year 2023.	For	With

Whitestone REIT	WSR	966084204	Annual Meeting	5/12/2023	2/28/2023	Management	1

Vote Board of Directors: Election of Director: Nandita V. Berry; Election of Director: Julia B. Buthman; Election of Director: Amy S. Feng; Election of Director: David K. Holeman; Election of Director: Jeffrey A. Jones; Election of Director: Jeffrey A. Jones

									For All	With
						Management	2	To approve, in an advisory (non-binding) vote, the compensation of our named executive officers (as defined in the accompanying Proxy Statement) (proposal No. 2).	For	With
						Management	3

To determine, in an advisory (non-binding) vote, whether a shareholder vote to approve the compensation of our named executive officers (as defined in the accompanying proxy statement) should occur every one, two or three years (proposal No. 3).

									1 Year	With
						Management	4	To ratify the appointment of Pannell Kerr Forster of Texas, P.C. as our independent registered public accounting firm for the fiscal year ending December 31, 2023 (proposal No. 4).	For	With

Athira Pharma, Inc.	ATHA	04746L104	Annual Meeting	5/18/2023	3/22/2023	Management	1	Vote Board of Directors: Election of Director: Kelly A. Romano; Election of Director: James A. Johnson	For All	With
						Management	2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	With

Easterly Government Properties, Inc.	DEA	27616P103	Annual Meeting	5/2/2023	3/22/2023	Management	1.1	Election of Director: Darrell W. Crate	For	With
						Management	1.2	Election of Director: William C. Trimble, III	For	With
						Management	1.3	Election of Director: Michael P. Ibe	For	With
						Management	1.4	Election of Director: William H. Binnie	For	With
						Management	1.5	Election of Director: Cynthia A. Fisher	For	With
						Management	1.6	Election of Director: Scott D. Freeman	For	With
						Management	1.7	Election of Director: Emil W. Henry, Jr.	For	With
						Management	1.8	Election of Director: Tara S. Innes	For	With
						Management	2	Approval, on a non-binding advisory basis, of our named executive officer compensation.	For	With
						Management	3	Ratification of the Audit Committee's appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	With

Easterly Government Properties, Inc.	DEA	27616P103	Annual Meeting	5/2/2023	3/22/2023	Management	1.1	Election of Director: Darrell W. Crate	For	With
						Management	1.2	Election of Director: William C. Trimble, III	For	With
						Management	1.3	Election of Director: Michael P. Ibe	For	With
						Management	1.4	Election of Director: William H. Binnie	For	With
						Management	1.5	Election of Director: Cynthia A. Fisher	For	With
						Management	1.6	Election of Director: Scott D. Freeman	For	With
						Management	1.7	Election of Director: Emil W. Henry, Jr.	For	With
						Management	1.8	Election of Director: Tara S. Innes	For	With
						Management	2	Approval, on a non-binding advisory basis, of our named executive officer compensation.	For	With
						Management	3	Ratification of the Audit Committee's appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	With

Invivyd, Inc.	IVVD	00534A102	Annual Meeting	5/23/2023	3/24/2023	Management	1

To approve an amendment to the Amended and Restated Certificate of Incorporation of Invivyd, Inc. (the "Company") to (i) declassify the Company's Board of Directors and provide for the annual election of all directors and (ii) provide that directors of the Company may be removed with or without cause by the affirmative vote of the holders of at least a majority of the voting power of all then-outstanding shares of capital stock of the Company entitled to vote generally at an election of directors (the "Declassification Amendment").

									For	With
						Management	2	Vote Board of Directors: Election of Director: Christine Lindenboom; Election of Director: Terrance McGuire	For All	With
						Management	3	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	With

Travel + Leisure Co.	TNL	98310W108	Annual Meeting	5/17/2023	3/22/2023	Management	1

Vote Board of Directors: Election of Director: Louise F. Brady; Election of Director: Michael D. Brown; Election of Director: James E. Buckman; Election of Director: George Herrera; Election of Director: Stephen P. Holmes; Election of Director: Lucinda C. Martinez; Election of Director: Denny Marie Post; Election of Director: Ronald L. Rickles; Election of Director: Michael H. Wargotz

									For All	With
						Management	2	A non-binding, advisory resolution to approve our executive compensation program.	For	With
						Management	3	A non-binding, advisory resolution to approve our executive compensation program.	1 Year	With
						Management	4	A proposal to ratify the appointment of Deloitte & Touche LLP to serve as our independent registered public accounting firm for fiscal year 2023.	For	With

Travel + Leisure Co.	TNL	98310W108	Annual Meeting	5/17/2023	3/22/2023	Management	1

Vote Board of Directors: Election of Director: Louise F. Brady; Election of Director: Michael D. Brown; Election of Director: James E. Buckman; Election of Director: George Herrera; Election of Director: Stephen P. Holmes; Election of Director: Lucinda C. Martinez; Election of Director: Denny Marie Post; Election of Director: Ronald L. Rickles; Election of Director: Michael H. Wargotz

									For All	With
						Management	2	A non-binding, advisory resolution to approve our executive compensation program.	For	With
						Management	3	A non-binding, advisory resolution to approve our executive compensation program.	1 Year	With
						Management	4	A proposal to ratify the appointment of Deloitte & Touche LLP to serve as our independent registered public accounting firm for fiscal year 2023.	For	With

Chart Industries, Inc.	GTLS	16115Q308	Annual Meeting	5/25/2023	3/28/2023	Management	1A	Election of Director: Jillian C. Evanko	For	With
						Management	1B	Election of Director: Andrew R. Cichocki	For	With
						Management	1C	Election of Director: Paula M. Harris	For	With
						Management	1D	Election of Director: Linda A. Harty	For	With
						Management	1E	Election of Director: Paul E. Mahoney	For	With
						Management	1F	Election of Director: Singleton B. McAllister	For	With
						Management	1G	Election of Director: Michael L. Molinini	For	With
						Management	1H	Election of Director: David M. Sagehorn	For	With
						Management	1I	Election of Director: Spencer S. Stiles	For	With
						Management	1J	Election of Director: Roger A. Strauch	For	With
						Management	2	To ratify the selection of Deloitte & Touche LLP, an independent registered public accounting firm, to examine the financial statements of the Company for the year ending December 31, 2023.	For	With
						Management	3	To approve, on an advisory basis, the Company's executive compensation.	For	With
						Management	4	To approve, on an advisory basis, the frequency of future advisory votes on the Company's executive compensation.	1 Year	With

Chart Industries, Inc.	GTLS	16115Q308	Annual Meeting	5/25/2023	3/28/2023	Management	1A	Election of Director: Jillian C. Evanko	For	With
						Management	1B	Election of Director: Andrew R. Cichocki	For	With
						Management	1C	Election of Director: Paula M. Harris	For	With
						Management	1D	Election of Director: Linda A. Harty	For	With
						Management	1E	Election of Director: Paul E. Mahoney	For	With
						Management	1F	Election of Director: Singleton B. McAllister	For	With
						Management	1G	Election of Director: Michael L. Molinini	For	With
						Management	1H	Election of Director: David M. Sagehorn	For	With
						Management	1I	Election of Director: Spencer S. Stiles	For	With
						Management	1J	Election of Director: Roger A. Strauch	For	With
						Management	2	To ratify the selection of Deloitte & Touche LLP, an independent registered public accounting firm, to examine the financial statements of the Company for the year ending December 31, 2023.	For	With
						Management	3	To approve, on an advisory basis, the Company's executive compensation.	For	With
						Management	4	To approve, on an advisory basis, the frequency of future advisory votes on the Company's executive compensation.	1 Year	With

Nkarta, Inc.	NKTX	65487U108	Annual Meeting	6/7/2023	4/14/2023	Management	1	Vote Board of Directors: Election of Director: Ali Behbahani, M.D. MBA; Election of Director: Zachary Scheiner, Ph.D.	For All	With
						Management	2	Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the year ending December 31, 2023.	For	With
						Management	3	Approval of an amendment to the company's Certificate of Incorporation to provide for the exculpation of officers as permitted by the Delaware General Corporation Law.	For	With

Finch Therapeutics Group, Inc.	FNCH	31773D101	Annual Meeting	6/8/2023	4/10/2023	Management	1.1	Election of Class II Director to hold office until the Annual Meeting of Stockholders in 2026: Susan Graf	For	With
						Management	1.2	Election of Class II Director to hold office until the Annual Meeting of Stockholders in 2026: Susan Graf	For	With
						Management	2	To ratify the selection by the audit committee of the board of directors of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	With
						Management	3	To approve an amendment to the Company's Amended and Restated Certificate of Incorporation to effect a reverse stock split of the Company's issued and outstanding common stock at a ratio of 1-for-30.	For	With

Chimerix, Inc.	CMRX	16934W106	Annual Meeting	6/9/2023	4/14/2023	Management	1.1	Election of Class I Director to serve for a term of three years: Robert J. Meyer, M.D.	For	With
						Management	1.2	Election of Class I Director to serve for a term of three years: Michael A. Sherman	For	With
						Management	2

Ratification of the selection by the Audit Committee of the Board of Directors of Ernst & Young LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2023.

									For	With
						Management	3

Ratification of the selection by the Audit Committee of the Board of Directors of Ernst & Young LLP as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2023.

									For	With

Blackstone Mortgage Trust, Inc.	BXMT	09257W100	Annual Meeting	6/23/2023	4/14/2023	Management	1

Vote Board of Directors: Election of Director: Michael B. Nash; Election of Director: Katharine A. Keenan; Election of Director: Leonard W. Cotton; Election of Director: Thomas E. Dobrowski; Election of Director: Timothy Johnson; Election of Director: Nnenna Lynch;  Election of Director: Henry N. Nassau; Election of Director: Gilda Perez-Alvarado; Election of Director: Jonathan L. Pollack; Election of Director: Lynne B. Sagalyn

									For All	With
						Management	2	Ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	With
						Management	3	Advisory Vote on Executive Compensation: To approve in a non- binding, advisory vote, the compensation paid to our named executive officers.	For	With

Match Group, Inc.	MTCH	57667L107	Annual Meeting	6/22/2023	4/24/2023	Management	1A	Election of Director: Sharmistha Dubey	For	With
						Management	1B	Election of Director: Ann L. McDaniel	For	With
						Management	1C	Election of Director: Thomas J. McInerney	For	With
						Management	2	To approve a non-binding advisory resolution on executive compensation.	For	With
						Management	3	Ratification of the appointment of Ernst & Young LLP as Match Group, Inc.'s independent registered public accounting firm for 2023.	For	With

Magnite, Inc.	MGNT	55955D100	Annual Meeting	6/14/2023	4/17/2023	Management	1A	Election of Director: Paul Caine	For	With
						Management	1B	Election of Director: Doug Knopper	For	With
						Management	1C	Election of Director: David Pearson	For	With
						Management	2	To ratify the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the current fiscal year.	For	With
						Management	3	To approve, on an advisory basis, of the compensation of the company's named executive officers.	For	With
						Management	4	To approve the Magnite, Inc. Amended and Restated 2014 Equity Incentive Plan.	For	With
						Management	5	To approve the Magnite, Inc. Amended and Restated 2014 Employee Stock Purchase Plan.	For	With

Zoom Video Communications, Inc.	ZM	98980L101	Annual Meeting	6/15/2023	4/17/2023	Management	1	Vote Board of Directors: Election of Director: Eric S. Yuan; Election of Director: Peter Gassner; Election of Director: Lieut. Gen. HR McMaster	For All	With
						Management	2	Ratify the appointment of KPMG LLP as our independent registered public accounting firm for our fiscal year ending January 31, 2024.	For	With
						Management	3	Approve, on an advisory non-binding basis, the compensation of our named executive officers as disclosed in our proxy statement.	For	With

Century Therapeutics, Inc.	IPSC	15673T100	Annual Meeting	6/27/2023	4/28/2023	Management	1	Vote Board of Directors: Election of Director: Cynthia Butitta; Election of Director: Timothy Walbert; Election of Director: Alessandro Riva, M.D.	For All	With
						Management	2		For	With

Markforged Holding Corp.	MKFG	57064N102	Annual Meeting	6/20/2023	4/21/2023	Management	1	Vote Board of Directors: Election of Director: Shai Terem; Election of Director: Paul Milbury	For All	With
						Management	2	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	With

Xbiotech, Inc.	XBIT	98400H102	Annual Meeting	6/23/2023	4/6/2023	Management	1.1	Election of Director to serve until the next annual meeting: John Simard	For	With
						Management	1.2	Election of Director to serve until the next annual meeting: Donald H. MacAdam	For	With
						Management	1.3	Election of Director to serve until the next annual meeting: W. Thorpe McKenzie	For	With
						Management	1.4	Election of Director to serve until the next annual meeting: Jan-Paul Waldin, Esq.	For	With
						Management	1.5	Election of Director to serve until the next annual meeting: Peter Libby, M.D.	For	With
						Management	2	Election of Director to serve until the next annual meeting: Peter Libby, M.D.	For	With
						Management	3	Election of Director to serve until the next annual meeting: Peter Libby, M.D.	For	With

Opendoor Technologies, Inc.	OPEN	683712103	Annual Meeting	6/14/2023	4/17/2023	Management	1	Vote Board of Directors: Election of Director: Jason Kilar; Election of Director: Carrie Wheeler; Election of Director: Eric Wu	For All	With
						Management	2	To ratify the appointment by the Audit Committee of the Board of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	For	With
						Management	3	To approve, on an advisory (non-binding) basis, the compensation of our named executive officers, as disclosed in the Proxy Statement.	For	With

Purple Innovation, Inc.	PRPL	74640Y106	Annual Meeting	6/16/2023	5/2/2023	Management	1.1	Election of Director: S. Hoby Darling	For	With
						Management	1.2	Election of Director: Robert T. DeMartini	For	With
						Management	1.3	Election of Director: Gary T. DiCamillo	For	With
						Management	1.4	Election of Director: Adam L. Gray	For	With
						Management	1.5	Election of Director: Claudia Hollingsworth	For	With
						Management	1.6	Election of Director: R. Carter Pate	For	With
						Management	1.7	Election of Director: D. Scott Peterson	For	With
						Management	1.8	Election of Director: Erika Serow	For	With
						Management	2	Approve, on an advisory basis, the compensation of the Company's Named Executive Officers as set forth in our Proxy Statement.	For	With
						Management	3	Approve the Company's Amended and Restated 2017 Equity Incentive Plan.	For	With
						Management	4	Ratification of the appointment of BDO USA, LLP as our independent registered public accounting firm to audit our financial statements for the year ending December 31, 2023	For	With

Black Knight, Inc.	BKI	09215C105	Annual Meeting	7/12/2023	5/19/2023	Management	1

Vote Board of Directors: Election of Director: Anthony M. Jabbour; Election of Director: Catherine L. Burke; Election of Director: David K. Hunt; Election of Director: Joseph M. Otting; Election of Director: Ganesh B. Rao; Election of Director: John D. Rood; Election of Director: Nancy L. Shanik

									For ALL	With
						Management	2	Approval of a non-binding advisory resolution on the compensation paid to our named executive officers.	For	With
						Management	3	Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the 2023 fiscal year.	For	With

JD.com, Inc.	JD	47215P106	Annual Meeting	6/21/2023	5/19/2023	Stockholder	1

As a special resolution: THAT the Company's Second Amended and Restated Memorandum of Association and Articles of Association be amended and restated by their deletion in their entirety and by the substitution in their place of the Third Amended and Restated Memorandum of Association and Articles of Association in the form as attached to the AGM Notice as Exhibit B.

									Abstain	N/A

Planet Labs PBC	PL	23344K102	Annual Meeting	7/11/2023	5/15/2023	Management	1A	Election of Class II Director with term ending at the 2026 annual meeting of stockholders: Niccolo de Masi	For	With
						Management	1B	Election of Class II Director with term ending at the 2026 annual meeting of stockholders: Vijaya Gadde	For	With
						Management	2	Ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending January 31, 2024.	For	With
						Management	3	To approve, on an advisory (non-binding) basis, the compensation of our named executive officers ("Say-on-Pay Vote").	For	With
						Management	4	To approve, on an advisory (non-binding) basis, the frequency of Say-on-Pay votes.	1 Year	With

Baidu, Inc.	BIDU	56752108	Annual Meeting	6/27/2023	5/23/2023	Management	1

THAT the Company's Fourth Amended and Restated Memorandum of Association and Articles of Association be amended and restated by their deletion in their entirety and by the substitution in their place of the Fifth Amended and Restated Memorandum of Association and Articles of Association in the form as set out in the Notice of the Annual General Meeting of the Company (the "Amended M&AA") for the purposes of, among others, (i) bringing the Amended M&AA in line with applicable amendments made to ...(due to space limits, see proxy material for full proposal).

									Abstain	N/A

Extra Space Storage, Inc.	EXR	30225T102	Annual Meeting	7/18/2023	5/23/2023	Management	1

To approve the issuance of shares of common stock Extra Space Storage Inc. ("Extra Space") in connection with the merger of Eros Merger Sub, LLC, a newly created wholly owned subsidiary of Extra Space, with and into Life Storage, Inc. ("Life Storage") with Life Storage continuing as the surviving entity, pursuant to which each outstanding share of Life Storage common stock will be converted into the right to receive 0.895 of a newly issued share of Extra Space common stock.

									For	With
						Management	2

To approve one or more adjournments of the Extra Space special meeting to another date, time or place, if necessary or appropriate, to solicit additional proxies in favor of the Extra Space common stock issuance proposal.

									For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: July 10, 2023

By /s/ William McCormick

* William McCormick

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: July 10, 2023

*Print the name and title of each signing officer under his or her signature.